Borrowed Funds and Subordinated Debentures (Narrative) (Details) $ in Thousands		2 Months Ended	12 Months Ended
	Sep. 01, 2006 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan
Debt Instrument [Line Items]
Subordinated debentures			$ 15,465	$ 15,465
Marketable securities equity securities			$ 465	$ 465
FHLB Advances [Member]
Debt Instrument [Line Items]
Number of FHLB Advances | loan				6
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances				$ 10,000
FHLB Repurchase Agreements [Member]
Debt Instrument [Line Items]
Number of FHLB Repurchase Agreements | loan			1
Subordinated Debenture July 24, 2006 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date			Jul. 24, 2036
Subordinated debentures			$ 10,000	$ 10,000
Debt Instrument, Interest Rate at Period End			2.18%
Debt instrument basis spread on variable rate				1.84%
Subordinated Debenture December 19, 2006 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date			Dec. 19, 2036
Subordinated debentures			$ 5,000	$ 5,000
Debt Instrument, Interest Rate at Period End			2.06%
Debt instrument basis spread on variable rate				1.89%
Subordinated Debenture December 19, 2006 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt dedemption price per Dollar		0.5475
Debt outstanding repurchased amount		$ 5,000
Debt instrument redeemed amount		155
Gains (Losses) on Extinguishment of Debt		$ 2,250
Securities Sold Under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			3.67%	3.67%
Debt Instrument, Maturity Date			Feb. 28, 2018
Debt instrument term			10 years	10 years
Secured debt repurchase agreements			$ 15,000	$ 15,000
Subordinated Debentures Subject to Mandatory Redemption [Member]
Debt Instrument [Line Items]
Maximum period to defer interest payment without default			5 years
Unsecured Subordinated Capital Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.75%
Debt Instrument, Maturity Date			Aug. 17, 2031
Debt instrument face amount	$ 8,500
Proceeds from issuance of subordinated note	$ 8,500
Parent Company Only [Member]
Debt Instrument [Line Items]
Subordinated debentures			$ 15,465	$ 15,465
FHLB Borrowing Five Advances [Member] | FHLB Advances [Member]
Debt Instrument [Line Items]
Number of FHLB Advances | loan			5
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances			$ 10,000
FHLB Borrowing One Advance [Member] | FHLB Advances [Member]
Debt Instrument [Line Items]
Number of FHLB Advances | loan			1
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances			$ 20,000
LIBOR [Member] | Subordinated Debenture July 24, 2006 [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate			1.59%	1.59%
LIBOR [Member] | Subordinated Debenture December 19, 2006 [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate			1.65%	1.65%
FHLB advance August 10, 2017 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances			$ 10,000
Federal Home Loan Bank, Advances, interest rate			4.23%
Debt Instrument, Maturity Date			Aug. 10, 2017
FHLB advance April 5, 2017 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances			$ 10,000
Federal Home Loan Bank, Advances, interest rate			4.27%
Debt Instrument, Maturity Date			Apr. 05, 2017
FHLB advance December 20, 2017 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances			$ 10,000
Federal Home Loan Bank, Advances, interest rate			3.40%
Debt Instrument, Maturity Date			Dec. 20, 2017
Fhlb Advance October 27, 2020 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, interest rate			2.02%
Debt Instrument, Maturity Date			Oct. 27, 2020
Fhlb Advance October 27, 2020 [Member] | FHLB Advance Original Maturity November 2, 2016 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances			$ 10,000
Federal Home Loan Bank, Advances, interest rate			4.03%
Fhlb Advance October 27, 2020 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, interest rate			2.15%
Fhlb Advance October 27, 2020 [Member] | FHLB Advance Original Maturity December 15, 2016 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances			$ 10,000
Federal Home Loan Bank, Advances, interest rate			4.19%
Fhlb Advance June 7, 2016 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances			$ 20,000
Fhlb Advance June 7, 2016 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate			29.50%
FHLB Overnight Line of Credit [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available			$ 7,000	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage			0.52%